Term deposits and cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Deposits From Banks [Abstract]
Term deposits and cash and cash equivalents
21.
Term deposits and cash and cash equivalents
(a)
Term deposits

As at December 31, 2022 and 2023, the Group’s term deposits were denominated in RMB and US$.

As at December 31, 2022 and 2023, the carrying amounts of the term deposits with initial terms of over three months approximated their fair values.

(b)
Restricted cash

As at December 31, 2023, restricted cash held at banks of RMB31 million (December 31, 2022: RMB34 million) were mainly denominated in RMB, representing restricted deposits used as security against certain lawsuits.

(c)
Cash and cash equivalents

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Cash at bank	9,153	13,567
Term deposits with initial terms within three months	402	-
	9,555	13,567